RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 11 - RELATED PARTY BALANCES AND TRANSACTIONS

	September 30, 2025	September 30, 2024
Due from a related party
Shaozhang Lin (1)	$17,486	$-
Total	$17,486	$-

Due to related parties
Jinhou Sun (2)	$-	$164,586
Baiyan (Guangzhou) Investment Partnership (Limited partnership) (3)	-	793,706
Shaozhang Lin (1)	-	43,890
Shengkai (Guangzhou) Investment Partnership (Limited partnership) (4)	-	64,937
Total	$-	$1,067,119

(1)	Shaozhang Lin is the legal representative of the Company.

(2)	Jinhou Sun is one of the founders and major shareholder of the Company.

(3)	Baiyan (Guangzhou) Investment Partnership (Limited partnership) (“Baiyan”) is the indirect shareholder of the Company from April 21, 2023.

(4)	Shengkai (Guangzhou) Investment Partnership (Limited Partnership) (“Shengkai”) is the indirect shareholder of the Company from April 21, 2023.

Amount due from a related party

Amount due from a related party represents reimbursements of business expenses paid on behalf of the Company. During the year ended September 30, 2025, the Company advanced $17,260 to Shaozhang Lin. The amount is unsecured, non-interest bearing and repayable on demand. As of September 30, 2025, the balance of amount due from a related party was $17,486. As of the issuance date of the consolidated financial statements, the repayment amount was nil.

Promissory Note - Related Parties

On October 17, 2022, Baiyan agreed to loan the Company up to $712,494 (RMB5,000,000) to be used for a portion of the expenses of the Proposed Public Offering. These loans are non-interest bearing, unsecured and are due at the earlier of October 16, 2024 or the closing of the Proposed Public Offering. On October 15, 2024, Baiyan agreed to increase the loan limit to $1,424,989 (RMB10,000,000) and extended the repayment term to April 17, 2025.

As of September 30, 2024, the Company had borrowed $793,706 under the promissory note. As of the September 30, 2025, these loans were fully repaid.

On October 17, 2022, Mr. Jinhou Sun agreed to loan the Company up to $712,494 (RMB5,000,000) to be used for a portion of the expenses of the Proposed Public Offering. These loans are non-interest bearing, unsecured and are due at the earlier of October 16, 2024 or the closing of the Proposed Public Offering. On October 15, 2024, these loans were subsequently extended to April 17, 2025. As of September 30, 2024, the Company had borrowed $164,586 under the promissory note. As of September 30, 2025, these loans were fully repaid.

On January 5, 2024, Mr. Shaozhang Lin agreed to loan the Company up to $712,494 (RMB5,000,000) to be used for a portion of the expenses of the Proposed Public Offering. These loans are non-interest bearing, unsecured and are due on January 5, 2026. As of September 30, 2024, the Company had borrowed $43,890 under the promissory note. As of September 30, 2025, these loans were fully repaid.

On February 22, 2024, Shengkai agreed to loan the Company up to $142,499 (RMB1,000,000) to be used for a portion of the expenses of the Proposed Public Offering. These loans are non-interest bearing, unsecured and are due at the earlier of October 16, 2024 or the closing of the Proposed Public Offering. As of September 30, 2024, the Company had borrowed $64,937 under the promissory note. As of September 30, 2025, these loans were fully repaid.